Credit Facility (Detail) - USD ($) $ in Thousands		12 Months Ended
		Apr. 30, 2016	May 02, 2015	May 03, 2014
Line of Credit Facility [Line Items]
Credit facility at period end		$ 47,200	$ 0
Average balance outstanding during the period		66,948	18,227	$ 48,254
Maximum borrowings outstanding during the period		$ 293,200	$ 202,800	$ 180,300
Weighted average interest rate during the period	[1]	8.21%	38.18%	15.65%
Interest rate at end of period		2.69%	0.00%	0.00%

[1]	Includes commitment fees.